Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets [Abstract]
Schedule of Changes in the Carrying Value of Goodwill

The changes in the carrying value of goodwill were as follows:

in thousands	Total
Balance as of December 31, 2025	$—
Acquisitions	63,245
Foreign currency translation	(3,184)
Balance as of March 31, 2026	$60,061

Schedule of Intangible Assets are Amortized Over their Estimated Useful Lives

Identifiable intangible assets as of March 31, 2026 and consisted of the following:

in thousands	Weighted Average Amortization Period	March 31, 2026
Cost:
Developed technology	15 years	$5,679
Customer relationships	13 years	753
Total intangible assets		6,432
Accumulated amortization:
Developed technology		(67)
Customer relationships		(15)
Total accumulated amortization		(82)
Total intangible assets, net		$6,350